Goodwill (Details)	Dec. 31, 2023	Dec. 31, 2022
Goodwill (Details) [Line Items]
Fixed growth rate	3.00%	3.00%
Sapiens [Member]
Goodwill (Details) [Line Items]
Weighted pre-tax discount rates	11.00%	11.00%
Fixed growth rate	3.00%	3.00%
Magic Software [Member]
Goodwill (Details) [Line Items]
Weighted pre-tax discount rates	11.50%	11.00%
Fixed growth rate	3.00%	3.00%
Bottom of range [member]
Goodwill (Details) [Line Items]
Weighted pre-tax discount rates	10.40%	10.10%
Top of range [member]
Goodwill (Details) [Line Items]
Weighted pre-tax discount rates	10.70%	9.20%